General information and basis of preparation (Policies)	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement of IFRS Compliance [Abstract]
Basis of preparation
Basis of preparation
These consolidated financial statements of the Group reflect the following:
•They have been prepared in accordance with UK adopted International Accounting Standards, International Financial Reporting Standards (IFRS) as adopted by the European Union and International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB).
•They have been prepared under the historical cost convention, except for certain items measured at fair value. Those accounting policies have been applied consistently in all periods, except for the adoption of new standards and amendments as of 1 January 2022, as described below under accounting policies.
•They are presented in euros, which is also the Parent Company’s functional currency, and all values are rounded to the nearest euro million except where otherwise indicated.
•They have been prepared on a going concern basis (refer to the “Going concern” paragraph on page 143).

Basis of consolidation
Basis of consolidation
The consolidated financial statements comprise the financial statements of the Group and its subsidiaries. All subsidiaries have accounting years ended 31 December and apply consistent accounting policies for the purpose of the consolidated financial statements.
Subsidiary undertakings are consolidated from the date on which control is transferred to the Group and cease to be consolidated from the date on which control is transferred out of the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through the Group’s power to direct the activities of the entity. All intercompany accounts and transactions are eliminated on consolidation.
Associates are all entities over which the Group has significant influence but not control, generally accompanying a shareholding of between 20% to 50% of voting rights. Investments in associates are accounted for using the equity method of accounting, after initially being recognised at cost.
The Group treats transactions with non-controlling interests that do not result in a loss of control as equity transactions.
When the Group loses control over a subsidiary, it derecognises the related assets (including goodwill), liabilities, non-controlling interest and any other components of equity, while any resulting gain or loss is recognised in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.
The financial results presented herein for the period from 1 January 2021 through to the acquisition of CCL (the Acquisition) effective 10 May 2021 refer to Coca-Cola European Partners plc (Legacy CCEP) and its consolidated subsidiaries. The periods from the Acquisition to 31 December 2021 and for the year ended 31 December 2022 refer to the combined financial results of CCEP.

Foreign currency
Foreign currency
The individual financial statements of each subsidiary are presented in the currency of the primary economic environment in which the subsidiary operates (its functional currency). For the purpose of the consolidated financial statements, the results and financial position of each subsidiary are expressed in euros.
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are remeasured to the functional currency of the entity at the rate of exchange in effect at the statement of financial position date with the resulting gain or loss recorded in the consolidated income statement.
The consolidated income statement includes non-operating items which are primarily made up of remeasurement gains and losses related to currency exchange rate fluctuations on financing transactions denominated in a currency other than the subsidiary’s functional currency.     Non-operating items are shown on a net basis and reflect the impact of any derivative instruments utilised to hedge the foreign currency movements of the underlying financing transactions.
The assets and liabilities of the Group's foreign operations are translated from local currencies to the euro reporting currency at currency exchange rates in effect at the end of each reporting period. Revenues and expenses are translated at average monthly currency exchange rates, with average rates being a reasonable approximation of the rates prevailing on the transaction dates. Gains and losses from translation are included in other comprehensive income. On disposal of a foreign operation, accumulated exchange differences are recognised as a component of the gain or loss on disposal.
Function currency
Foreign currency
The individual financial statements of each subsidiary are presented in the currency of the primary economic environment in which the subsidiary operates (its functional currency). For the purpose of the consolidated financial statements, the results and financial position of each subsidiary are expressed in euros.
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are remeasured to the functional currency of the entity at the rate of exchange in effect at the statement of financial position date with the resulting gain or loss recorded in the consolidated income statement.
The consolidated income statement includes non-operating items which are primarily made up of remeasurement gains and losses related to currency exchange rate fluctuations on financing transactions denominated in a currency other than the subsidiary’s functional currency.     Non-operating items are shown on a net basis and reflect the impact of any derivative instruments utilised to hedge the foreign currency movements of the underlying financing transactions.
The assets and liabilities of the Group's foreign operations are translated from local currencies to the euro reporting currency at currency exchange rates in effect at the end of each reporting period. Revenues and expenses are translated at average monthly currency exchange rates, with average rates being a reasonable approximation of the rates prevailing on the transaction dates. Gains and losses from translation are included in other comprehensive income. On disposal of a foreign operation, accumulated exchange differences are recognised as a component of the gain or loss on disposal.
Reporting periods
Reporting periods
In these consolidated financial statements, the Group is reporting the financial results for the years ended 31 December 2022, 31 December 2021 and 31 December 2020.
There was one less selling day in the six months ended 1 July 2022 versus the six months ended 2 July 2021, and there were equal selling days in the second six months of 2022 versus the second six months of 2021 (based upon a standard five day selling week).
Comparability
Comparability
The COVID-19 pandemic and related response measures have had and may continue to have an adverse effect on global economic conditions, as well as our business, results of operations, cash flows and financial condition. At this time, we cannot predict the degree to which, or the time period over which, our business will continue to be affected by COVID-19 and the related response measures. These impacts limit the comparability of these consolidated financial statements with prior periods.
In addition, sales of the Group’s products are seasonal. In Europe, the second and third quarters typically account for higher unit sales of the Group’s products than the first and fourth quarters. In the Group’s Asia Pacific territories, the fourth quarter would typically reflect higher sales volumes in the year. The seasonality of the Group’s sales volume, combined with the accounting for fixed costs such as depreciation, amortisation, rent and interest expense, impacts the Group’s reported results for the first and second halves of the year. Additionally, year over year shifts in holidays, selling days and weather patterns can impact the Group’s results on an annual or     half yearly basis.

IFRS 15 “Revenue recognition and deductions from revenue”
The Group derives its revenues by making, selling and distributing ready to drink beverages. The revenue from the sale of products is recognised at the point in time at which control passes to a customer, typically when products are delivered to a customer. A receivable is recognised by the Group at the point in time at which the right to consideration becomes unconditional.
The Group uses various promotional programmes under which rebates, refunds, price concessions or similar items can be earned by customers for attaining agreed upon sales levels or for participating in specific marketing programmes. Those promotional programmes do not give rise to a separate performance obligation. Where the consideration the Group is entitled to varies because of such programmes, it is deemed to be variable consideration. The related accruals are recognised as a deduction from revenue and are not considered distinct from the sale of products to the customer. Variable consideration is only included to the extent that it is highly probable that the inclusion will not result in a significant revenue reversal in the future normal commercial terms.
Financing elements are not deemed present in our contracts with customers as the sales are made with credit terms not exceeding normal commercial terms. Taxes on sugared soft drinks, excise taxes and taxes on packaging are recorded on a gross basis (i.e. included in revenue) where the Group is the principal in the arrangement. Value added taxes are recorded on a net basis (i.e. excluded from revenue). The Group assesses these taxes and duties on a jurisdiction by jurisdiction basis to conclude on the appropriate accounting treatment.

New and amended standards and interpretation
Onerous contracts – Costs of fulfilling a contract – Amendments to IAS 37
The amendments clarify that when assessing whether a contract is onerous, an entity needs to include costs that relate directly to a contract capturing both the incremental costs of fulfilling a contract as well as an allocation of other costs directly related to contract activities. These amendments had no impact on the consolidated financial statements of the Group.
Property, plant and equipment: proceeds before intended use – Amendments to IAS 16
The amendments prohibit an entity from deducting from the cost of an item of property, plant and equipment (PP&E) any proceeds received from selling items produced while the entity is preparing the asset for its intended use. Instead, an entity recognises the proceeds from selling such items, and the costs of producing those items, in profit or loss. These amendments had no impact on the consolidated financial statements of the Group as there were no sales of such items.
IFRS 9 Financial instruments – Fees in the ‘10 per cent’ test for derecognition of financial liabilities
The pronouncement clarifies which fees should be included in the 10% test for derecognition of financial liabilities. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. The pronouncement had no impact on the consolidated financial statements of the Group as there were no modifications to the Group’s financial instruments during the period.
Reference to the Conceptual Framework – Amendments to IFRS 3
Minor amendments were made to IFRS 3 Business Combinations to update the reference to the Conceptual Framework for Financial Reporting and to add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets or IFRIC 21 Levies, if incurred separately. The exception requires entities to apply the criteria under IAS 37 or IFRIC 21, respectively, instead of the Conceptual Framework, to determine whether a present obligation exists at the acquisition date. The amendments also confirms that contingent assets should not be recognised at the acquisition date. These amendments had no impact on the consolidated financial statements of the Group as there were no acquisitions taking place during the period.
The Group has not early adopted any other standards, interpretations or amendments that have been issued but are not yet effective. These standards, interpretations or amendments are not expected to have a material impact to the Group in the current or future periods and on foreseeable future transactions.

Significant judgements and estimates
Significant judgements and estimates
In preparing these consolidated financial statements, management has made judgements and estimates that affect the application of the Group’s accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognised prospectively. The significant judgements made in applying the Group’s accounting policies were applied consistently across the annual periods.
The significant judgements and key sources of estimation uncertainty that have a significant effect on the amounts recognised in these financial statements are outlined below.
Significant judgements
Intangible assets and goodwill
The Group has assigned indefinite lives to its bottling agreements with TCCC. This judgement has been made after evaluating the contractual provisions of the bottling agreements, the Group’s mutually beneficial relationship with TCCC and the history of renewals for bottling agreements.
Refer to Note 7 for further details on the judgement regarding the lives of bottling agreements.
Significant estimates
Impairment of indefinite lived intangible assets and goodwill
Determining whether goodwill and intangible assets with indefinite lives are impaired requires an estimation of the value in use or the fair value less costs to sell of the cash generating unit (CGU) to which the goodwill or intangible asset has been allocated. The value in use calculation requires management’s estimation of the future cash flows expected to arise from the CGU, including the impact of COVID-19 and climate-related risks. Refer to Note 7 for the sensitivity analysis of the assumptions used in the impairment analysis of goodwill and intangible assets with indefinite lives.
Deductions from revenue and sales incentives
The Group participates in various promotional programmes with customers designed to increase the sale of products. Among the programmes are arrangements under which rebates, refunds, price concessions or similar items can be earned by customers for attaining agreed upon sales levels, or for participating in specific marketing programmes. Those promotional programmes do not give rise to a separate performance obligation. Where the consideration the Group is entitled to varies because of such programmes, the amount payable is deemed to be variable consideration. Management makes estimates on an ongoing basis for each individual promotion to assess the value of the variable consideration based upon historical customer experience, expected customer performance and/or estimated sales volumes. The related accruals are recognised as a deduction from revenue and are not considered distinct from the sale of products to the customer. Refer to Note 15 for further details.
Income tax
The Group is subject to income taxes in numerous jurisdictions and there are many transactions for which the ultimate tax determination cannot be assessed with certainty in the ordinary course of business. The Group recognises a provision for situations that might arise in the foreseeable future based on an assessment of the probabilities as to whether additional taxes will be due. In addition, the Group is involved in various legal proceedings and tax matters. Where an outflow of funds is believed to be probable and a reliable estimate of the outcome of the dispute can be made, management provides for its best estimate of the liability. Where the final outcome on these matters is different from the amounts that were initially recorded, such differences impact the tax provision in the period in which such determination is made. These estimates are subject to potential change over time as new facts emerge and each circumstance progresses. The evaluation of deferred tax asset recoverability requires estimates to be made regarding the availability of future taxable income in the jurisdiction giving rise to the deferred tax asset. Refer to Note 21 for further details regarding income taxes.
Defined benefit plans
The determination of pension benefit costs and obligations are estimated based on assumptions determined with the assistance of external actuarial advice. The key assumptions impacting the valuations are the discount rate, salary rate of inflation and mortality rates. Refer to Note 16 for further details about the Group’s defined benefit pension plan costs and obligations.

Earnings per share	Basic earnings per share is calculated by dividing profit after taxes by the weighted average number of Shares in issue and outstanding during the period. Diluted earnings per share is calculated in a similar manner, but includes the effect of dilutive securities, principally share options, restricted stock units and performance share units. Share‑based payment awards that are contingently issuable upon the achievement of specified market and/or performance conditions are included in the diluted earnings per share calculation based on the number of Shares that would be issuable if the end of the period was the end of the contingency period.
Intangible assets and goodwill
Intangible assets with indefinite lives
Intangible assets with indefinite lives acquired through business combination transactions are measured at fair value at the date of acquisition. These assets are not subject to amortisation but are tested for impairment annually at the CGU level or more frequently if facts and circumstances indicate an impairment may exist. In addition to the annual impairment test, the assessment of indefinite lives is also reviewed annually.
TCCC franchise intangible assets
The Group’s bottling agreements contain performance requirements and convey the rights to distribute and sell products within specified territories. The Group’s agreements with TCCC in each territory are for terms of 10 year and each contain the right for the Group to request a 10 year renewal. The existing bottling agreements expire no earlier than 1 September 2025. While these agreements contain no automatic right of renewal beyond that date, the Group believes that its interdependent relationship with TCCC and the substantial cost and disruption to TCCC that would be caused by non-renewal ensure that these agreements will continue to be renewed and, therefore, are essentially perpetual. The Group has never had a bottling agreement with TCCC terminated due to non-performance of the terms of the agreement or due to a decision by TCCC to terminate an agreement at the expiration of a term. After evaluating the contractual provisions of bottling agreements, the Group’s mutually beneficial relationship with TCCC and history of renewals, indefinite lives have been assigned to all of the Group’s TCCC bottling agreements.
Brands
In connection with the Acquisition, the Group acquired a portfolio of brands, predominantly comprised of certain non-alcoholic ready to drink beverages distributed and sold in Australia and New Zealand. These are considered to have an indefinite life, given the strength and durability of the brands. Refer to Note 20 and Note 24 for details surrounding the sale of certain non-alcoholic ready to drink brands, which was partially completed during the current period.
Goodwill
Goodwill is initially measured as the excess of the total consideration transferred over the amount recognised for net identifiable assets acquired and liabilities assumed in a business combination. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the gain is recognised in the consolidated income statement as a bargain purchase. Goodwill is not subject to amortisation. It is tested annually for impairment at the CGU level or more frequently if events or changes in circumstances indicate that it might be impaired. Goodwill acquired in a business combination is allocated to the CGU that is expected to benefit from the synergies of the combination irrespective of whether a CGU is part of the business combination.
Intangible assets with finite lives
Intangible assets with finite lives are measured at cost of acquisition or production and are amortised using the straight-line method over their respective estimated useful lives. Finite lived intangible assets are assessed for impairment whenever there is an indication that they may be impaired. The amortisation period and method are reviewed annually.
Internally generated software
The Group capitalises certain development costs associated with internally developed software, including external direct costs of materials and services, and payroll costs for employees devoting time to a software project and any such software acquired as part of a business combination. Development expenditure is recognised as an intangible asset only after its technical feasibility and commercial viability can be demonstrated. When capitalised software is not integral to related hardware it is treated as an intangible asset; otherwise it is included within property, plant and equipment. The estimated useful life of capitalised software is predominantly between five and seven years. The Group has acquired certain customer relationships in connection with business combinations. These customer relationships are recorded at fair value on the date of acquisition, and amortised over an estimated economic useful life of 20 years. Amortisation expense for these assets is included within administrative expenses
Property, plant and equipment	Property, plant and equipment is recorded at cost, net of accumulated depreciation and accumulated impairment losses, where cost is the amount of cash or cash equivalents paid to acquire an asset at the time of its acquisition or construction. Major property additions, replacements and improvements are capitalised, while maintenance and repairs that do not extend the useful life of an asset or add new functionality are expensed as incurred. Land is not depreciated, as it is considered to have an indefinite life.consolidated income statement by the amount which the carrying amount exceeds the recoverable amount. Useful lives and residual amounts are reviewed annually and adjustments are made prospectively as required.
For property, plant and equipment, the Group assesses annually whether there is an indication that previously recognised impairment losses no longer exist or have decreased. If such indication exists, a previously recognised impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognised and only up to the recoverable amount or the original carrying amount net of depreciation that would have been incurred had no impairment losses been recognised.
The transition to a low-carbon economy may impact the carrying value and remaining useful economic lives of the Group’s property, plant and equipment. The Group continues to invest in more efficient, cleaner and technologically advanced assets, however, the significant majority of the Group’s current assets are likely to be substantially depreciated ahead of our 2040 Net Zero emission commitments, as set out in our Strategic Report on pages 38-41. In addition, the Group continuously monitors the latest developments in the government legislation in relation to climate-related risks. Currently, no legislation has been passed that will materially impact the carrying value and remaining useful economic lives of the Group.
The Group leases land, office and warehouse property, computer hardware, machinery and equipment and vehicles under non-cancellable lease agreements, most of which expire at various dates through to 2030. Since the adoption of IFRS 16, “Leases”, effective 1 January 2019, the Group includes right of use assets within property, plant and equipment. Right of use assets are initially measured at cost, comprising the initial measurement of the lease liability, plus any direct costs and an estimate of asset retirement obligations, less lease incentives. Subsequently, right of use assets are measured at cost, less accumulated depreciation and any accumulated impairment losses. Depreciation is calculated on a straight-line basis over the term of the lease.
The Group does not separate lease from non-lease components for each of its lease categories, except for property leases. All low value leases with total minimum lease payments under €5,000 and leases with a term less than 12 months are expensed on a straight-line basis.
Extension and termination options are included in a number of property and equipment leases across the Group and are used to maximise operational flexibility in terms of managing contracts. Extension options (or periods after termination options) are only included in the lease term if the Group has an enforceable right to extend or terminate the lease and is reasonably certain to do so.
Inventories	Inventories are valued at the lower of cost or net realisable value and cost is determined using the first-in, first-out (FIFO) method. Inventories consist of raw materials, supplies (primarily including concentrate, other ingredients and packaging) and finished goods, which also include direct labour, indirect production and overhead costs. Cost includes all costs incurred to bring inventories to their present location and condition. Spare parts, classified and accounted as inventories, are recorded as assets at the time of purchase and are expensed as utilised. Net realisable value is the estimated selling price in the ordinary course of business, less the estimated costs necessary to complete and sell the inventory.
Trade accounts receivable
The Group sells its products to retailers, wholesalers and other customers and extends credit, generally without requiring collateral, based on an evaluation of the customer’s financial condition. While the Group has a concentration of credit risk in the retail sector, this risk is mitigated due to the diverse nature of the customers the Group serves, including, but not limited to, their type, geographic location, size and beverage channel.
Trade accounts receivable are initially recognised at fair value and subsequently measured at amortised cost less provision for impairment. Typically, accounts receivable have terms of 30 to 60 days and do not bear interest. The Group applies an expected credit loss reserve methodology to assess possible impairments. Balances are considered for impairment on an individual basis rather than by reference to the extent that they become overdue. The Group considers factors such as delinquency in payment, financial difficulties, payment history of the debtor as well as certain forward-looking macroeconomic indicators. The carrying amount of trade accounts receivable is reduced through the use of an allowance account and the amount of the loss is recognised in the consolidated income statement. Credit insurance on a portion of the accounts receivable balance is also carried. Refer to Note 26 for further details on credit risk management.
As a result of increased recession risk across our European territories, the Group supplemented its existing credit loss reserve methodology to include an incremental loss allowance for those receivable balances that were deemed to be higher risk in the current environment.
Cash and cash equivalents	Cash and cash equivalentsCash and cash equivalents include cash and short-term, highly liquid financial instruments with maturity dates of less than three months when acquired that are readily convertible to cash and which are subject to an insignificant risk of changes in value. Counterparties and instruments used to hold the Group’s cash and cash equivalents are continually assessed, with a focus on preservation of capital and liquidity.
Short term investments
Short-term investments are financial assets that are initially recognised at fair value and subsequently measured at amortised cost. The Group classifies its financial assets as at amortised cost only if both of the following criteria are met:
•the asset is held within a business model whose objective is to collect the contractual cash flows; and
•the contractual terms give rise to cash flows that are solely payments for principal and interest.
The short-term investment balance is comprised of time deposits and treasury bills, with maturity dates of greater than three months and less than one year when acquired, which do not meet the definition of cash and cash equivalents, and are expected to be held until maturity. These are highly liquid investments and due to their short-term nature, their carrying amount is not significantly different from the fair values.
As at 31 December 2022 and 31 December 2021 short-term investments were €256 million and €58 million respectively , which included €49 million and €44 million respectively, denominated in Papua New Guinea kina that are subject to government-imposed currency controls which impact the extent to which these investments, upon maturity, can be converted into foreign currency and remitted for use elsewhere in the Group.
Fair values
Fair value measurements
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorised within the fair value hierarchy. This is described as one of the following, based on the lowest level input that is significant to the fair value measurement as a whole:
•Level 1 – Quoted prices in active markets for identical assets or liabilities.
•Level 2 – Observable inputs other than quoted prices included in Level 1. The Group values assets and liabilities included in this level using dealer and broker quotations, certain pricing models, bid prices, quoted prices for similar assets and liabilities in active markets or other inputs that are observable or can be corroborated by observable market data.
•Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.
The fair values of the Group’s cash and cash equivalents, short-term investments, trade accounts receivable, amounts receivable from related parties, trade and other payables and amounts payable to related parties approximate their carrying amounts due to their short-term nature.
The fair values of the Group’s borrowings are estimated based on borrowings with similar maturities and credit quality and current market interest rates. These are categorised within Level 2 of the fair value hierarchy as the Group uses certain pricing models and quoted prices for similar liabilities in active markets in assessing their fair values. Refer to The Group’s derivative assets and liabilities are carried at fair value, which is determined using a variety of valuation techniques, depending on the specific characteristics of the hedging instrument, taking into account credit risk. The fair value of its derivative contracts (including forwards, options, futures, cross currency swaps and interest rate swaps) is determined using standard valuation models. The significant inputs used in these models are readily available in public markets or can be derived from observable market transactions and, therefore, the derivative contracts have been classified as Level 2. Inputs used in these standard valuation models include the applicable spot, forward and discount rates. The standard valuation model for the option contracts also includes implied volatility, which is specific to individual options and is based on rates quoted from a widely used third party resource
Borrowings
Borrowings
Borrowings are initially recognised at fair value, net of issuance costs incurred. Borrowings acquired by the Group as part of the Acquisition have been recognised at fair value at the acquisition date. After initial recognition, borrowings are subsequently measured at amortised cost using the effective interest rate method. Amortisation of transaction costs, fair value adjustments made on acquisition, premiums and discounts are recognised as part of finance costs within the consolidated income statement.

Trade and other payables	Trade and other payables represent liabilities for goods and services provided to the Group prior to the end of the reporting period, which are unpaid. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. Trade and other payables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest rate method. Trade payables are non-interest bearing and are normally settled between 60 to 70 days.The Group participates in various programmes and arrangements with customers designed to increase the sale of our products. The costs of these programmes are recorded as deductions from revenue. Among the programmes are arrangements under which allowances can be earned by customers for attaining agreed upon sales levels or for participating in specific marketing programmes. When these allowances are paid in arrears, the Group accrues the estimated amount to be paid based upon historical customer experience, the programme’s contractual terms, expected customer performance and/or estimated sales volume.